STAFF COSTS - The average number of employees is calculated as a full-time equivalent (FTE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-Executive Board and Committee Remuneration, Short term
Total	$ 856	$ 790	$ 800
Christopher H. Boehringer
Non-Executive Board and Committee Remuneration, Short term
Total	256	252	276
David Weinstein
Non-Executive Board and Committee Remuneration, Short term
Total	200	198	182
Goran Trapp
Non-Executive Board and Committee Remuneration, Short term
Total	172	170	171
Annette Justad
Non-Executive Board and Committee Remuneration, Short term
Total	139
Torben Janholt
Non-Executive Board and Committee Remuneration, Short term
Total	$ 89	$ 170	$ 171